UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21778

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.

Financial Statements

For the year ended March 31, 2009

                    ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
                               TABLE OF CONTENTS

Financial Statements:
Report of Independent Registered Public Accounting Firm ....................   1
Statement of Assets and Liabilities ........................................   2
Statement of Operations ....................................................   3
Statement of Changes in Members' Capital ...................................   4
Statement of Cash Flows ....................................................   5
Financial Highlights .......................................................   6
Notes to Financial Statements ..............................................   7
Advisory Agreement Approval (unaudited) ....................................  19
Managers and Officers of the Fund (unaudited) ..............................  21

For a description of the portfolio holdings of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at http://www.sec.gov.

(ANCHIN LOGO)

                                                Anchin, Block & Anchin LLP
                                                Accountants & Advisors
                                                1375 Broadway New York, NY 10018
                                                212 840-3456
                                                www.anchin.com

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Robeco-Sage Multi-Strategy Fund, L.L.C

We have audited the accompanying statement of assets and liabilities of Robeco-Sage Multi-Strategy Fund, L.L.C. as of March 31, 2009 and the related statements of operations and cash flows for the year then ended, and statement of changes in members' capital for each of the two years in the period ended and financial highlights for each of the three years in the period then ended and the period June 8, 2005 (date of inception) through March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in the notes to the financial statements, the Fund invests substantially all of its assets in Robeco-Sage Multi-Strategy Master Fund, L.L.C. The audited financial statements of Robeco-Sage Multi-Strategy Master Fund, L.L.C. are attached, and are an integral part of these financial statements.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of Robeco-Sage Multi-Strategy Fund, L.L.C. as of March 31, 2009, and the results of its operations and its cash flows for the year then ended, and changes in members' capital for each of the two years in the period ended and the financial highlights for each of the three years in the period then ended and the period June 8, 2005 (date of inception) through March 31, 2006 in conformity with U.S. generally accepted accounting principles.

                                        (ANCHIN, BLOCK & ANCHIN LLP)

New York, New York
May 28, 2009

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                      Statement of Assets and Liabilities
                                 March 31, 2009

ASSETS
Investments in Robeco-Sage Multi-Strategy Master Fund, L.L.C    $ 84,313,086
Cash and cash equivalents                                          3,695,318
Receivable from Portfolio Funds                                      910,889
Due from Adviser                                                     115,894
Other assets                                                          69,743
                                                               -------------
   Total assets                                                   89,104,930
                                                               -------------
LIABILITIES
Redemptions payable                                                1,965,998
Capital contributions received in advance                          1,925,000
Payable to Robeco-Sage Multi-Strategy Master Fund, LLC               364,610
Distribution fees payable                                            178,276
Professional fees payable                                             99,667
Member servicing fee payable                                          31,468
Administration fee payable                                            14,195
Board of Managers' fees payable                                        3,000
Other accrued expenses                                                85,483
                                                               -------------
   Total liabilities                                               4,667,697
                                                               -------------
   NET ASSETS                                                   $ 84,437,233
                                                                ============
MEMBERS' CAPITAL
Net capital                                                     $104,880,300
Accumulated net investment loss                                   (5,769,018)
Accumulated net realized loss on Portfolio Funds                  (7,100,020)
Net unrealized appreciation/(depreciation) on
   investments in Portfolio Funds                                 (7,574,029)
                                                               -------------
   Members' Capital                                             $ 84,437,233
                                                               =============
   NET ASSET VALUE PER UNIT (BASED ON 91,767 UNITS
      OUTSTANDING)                                              $     920.13
                                                               =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                            Statement of Operations
                       For the year ended March 31, 2009

NET INVESTMENT LOSS ALLOCATED FROM ROBECO-SAGE MULTI-STRATEGY
   MASTER FUND, L.L.C.
   Interest income                                                            $        815
   Expenses                                                                       (362,464)
                                                                              ------------
         Net investment loss allocated from Robeco-Sage Multi-Strategy
            Master Fund, L.L.C.                                                   (361,649)
                                                                              ------------
INVESTMENT INCOME
   Interest                                                                         44,921
                                                                              ------------
FUND EXPENSES
   Advisory fee                                                                  1,279,439
   Professional fees                                                               298,401
   Investor servicing fee                                                          244,469
   Distribution fees                                                               178,276
   Administration fee                                                              117,478
   Management fees                                                                  85,403
   Redemption fees                                                                  66,369
   Organizational fees                                                              39,853
   Line of credit Expense                                                           31,653
   Offering fees                                                                    23,247
   Board of Managers' fees                                                          16,500
   Custody fee                                                                       9,145
   Other expenses                                                                  163,393
                                                                              ------------
      Total fund expenses                                                        2,553,626
      Fund expenses reimbursed                                                    (395,874)
                                                                              ------------
   Net Expenses                                                                  2,157,752
                                                                              ------------
Net Investment Loss                                                             (2,474,480)
                                                                              ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net Realized Loss on Investments                                             (6,410,913)
   Net Change in Unrealized Appreciation/(Depreciation) on Investments         (13,906,384)
                                                                              ------------
         Net Realized and Unrealized Loss on Investments                       (20,317,297)
                                                                              ------------
REALIZED AND UNREALIZED GAINS ON INVESTMENT ACTIVITIES ALLOCATED FROM
   ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
   Net Realized Loss on Investment Funds                                        (1,657,055)
   Net Change in Unrealized Appreciation/(Depreciation) on Investment Funds      3,505,093
                                                                              ------------
   Net Realized and Unrealized Gains on Investments allocated from
   Robeco-Sage Multi-Strategy Master Fund, L.L.C.                                1,848,038
                                                                              ------------
   Net Decrease in Members' Capital derived from Investment Activities        $(20,943,739)
                                                                              ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Statement of Changes in Members' Capital
                       For the year ended March 31, 2009

                                                          For the year ended   For the year ended
                                                            March 31, 2009       March 31, 2008
                                                          ------------------   ------------------
FROM INVESTMENT ACTIVITIES
   Net investment loss*                                      $ (2,474,480)        $ (2,183,854)
                                                             ------------         ------------
   Net realized gain/(loss) on investments
      in Portfolio Funds                                       (8,067,968)             939,749
   Net change in unrealized appreciation/(depreciation)
      on investments in Portfolio Funds                       (10,401,291)          (3,427,192)
                                                             ------------         ------------
   Net realized and unrealized gains/(losses)                 (18,469,259)          (2,487,443)
                                                             ------------         ------------
         Net increase/(decrease) in Members' Capital
            derived from investment activities                (20,943,739)          (4,671,297)
                                                             ------------         ------------
MEMBERS' CAPITAL TRANSACTIONS
   Sales of Units                                              16,023,450           70,316,242
   Redemptions of Units                                       (23,312,753)         (18,621,930)
                                                             ------------         ------------
                                                               (7,289,303)          51,694,312
                                                             ------------         ------------
Net Increase/(Decrease) in Members' Capital                   (28,233,042)          47,023,015
Members' Capital at Beginning of Year                         112,670,275           65,647,260
                                                             ------------         ------------
Members' Capital at End of Year                              $ 84,437,233         $112,670,275
                                                             ============         ============
Accumulated Net Investment Loss                                (5,769,018)          (3,294,538)
                                                             ============         ============

*    Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                            Statement of Cash Flows
                       For the year ended March 31, 2009

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
   Net decrease in Members' Capital derived from investment activities              $(20,943,739)
   Adjustments to reconcile net decrease in Members' Capital derived from investment activities to net cash provided by operating activities:
      Purchases of investment funds                                                  (39,026,825)
      Proceeds from sales of investment funds                                         43,578,498
         Net realized loss on investment funds                                         8,067,968
         Net change in unrealized appreciation/(depreciation) on investment funds     10,401,291
         Decrease in receivable from Portfolio Funds                                   3,174,242
         Increase in due from Adviser                                                   (113,795)
         Increase in other assets                                                        (64,743)
         Increase in payable to Robeco-Sage Multi-Strategy Master Fund, L.L.C.           364,610
         Decrease in advisory fee payable                                               (416,475)
         Decrease in member service fees payable                                        (144,581)
         Increase in distribution fees payable                                           178,276
         Decrease in administration fees payable                                         (32,196)
         Decrease in management fees payable                                             (27,771)
         Increase in professional fees payable                                             8,981
         Decrease in Board of Manager's fees payable                                      (1,500)
         Increase in other accrued expenses                                               15,634
                                                                                    ------------
   Net cash provided by operating activities                                           5,017,875
                                                                                    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Proceeds from sales of Units                                                       17,948,450
   Redemption of Units                                                               (21,466,445)
                                                                                    ------------
   Net cash used in financing activities                                              (3,517,995)
                                                                                    ------------
Net increase in cash and cash equivalents                                              1,499,880
Cash and cash equivalents, beginning of year                                           2,195,438
                                                                                    ------------
Cash and cash equivalents, end of year                                              $  3,695,318
                                                                                    ============
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Assets transferred to Robeco-Sage Multi-Strategy Master Fund, L.L.C. (Note 1):
   Investments in Portfolio Funds, at fair value                                    $ 71,626,684
Redemption of Units                                                                    1,965,998

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Robeco-Sage Multi-Strategy Fund, L.L.C.
                              Financial Highlights

                                                                                                            For the period
                                                                                                             June 8, 2005
                                                                                                               (date of
                                                             For the          For the          For the        inception)
                                                           year ended       year ended       year ended         through
                                                         March 31, 2009   March 31, 2008   March 31, 2007   March 31, 2006
                                                         --------------   --------------   --------------   --------------
PER UNIT OPERATING PERFORMANCE
Beginning net asset value                                 $1,105.12         $1,141.44        $1,061.24      $1,000.00
                                                          ---------         ---------        ---------      ---------
Income/(loss) from operations:
   Net investment loss                                       (24.12)           (25.30)          (26.36)         (8.03)
   Net realized and unrealized appreciation/
      (depreciation) from Portfolio Funds                   (160.87)           (11.02)          106.56          69.27
                                                          ---------         ---------        ---------      ---------
Net change in net assets resulting from operations          (184.99)           (36.32)           80.20          61.24
                                                          ---------         ---------        ---------      ---------
Ending net asset value                                    $  920.13         $1,105.12        $1,141.44      $1,061.24
                                                          =========         =========        =========      =========
Total Return                                                 (16.74)%           (3.18)%           7.56%          6.12%(1)
Net assets, end of period (000's)                         $  84,437         $ 112,670        $  65,647      $  21,285

RATIOS TO AVERAGE NET ASSETS(7)
Expenses, before waivers and reimbursements (2)                2.74%             2.34%            3.56%          6.09%(3)
Expenses, net of waivers and reimbursements (2)                2.37%(5)          2.25%            2.50%          2.50%(3)
Net investment loss, before waivers and reimbursements        (2.70)%           (2.25)%          (3.46)%        (5.90)%(3)
Net investment loss, net of waivers and reimbursements        (2.33)%           (2.16)%          (2.40)%        (2.31)%(3)
Portfolio turnover rate                                       38.25%(6)         17.47%            7.82%          0.00%(4)

(1)  Total return is for the period indicated and has not been annualized.

(2)  Expenses of Portfolio Funds are not included in the expense ratio.

(3) Annualized, with the exception of non-recurring organizational expenses of $67,500.

(4)  Not annualized.

(5) Expense ratio is greater then the expense cap of 2.25% due to inclusion of extraordinary expenses that are not covered by the expense cap.

(6) Portfolio turnover rate represents the rate for Robeco-Sage Multi-Strategy Fund, L.L.C. from April 1, 2008 to December 31, 2008 and the rate for Robeco-Sage Multi-Strategy Master Fund, L.L.C from January 1, 2009 to March 31, 2009.

(7)  Includes amounts allocated from the Master Fund.

Note: The expense ratios, the net investment loss ratio, and the total return percentage are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                         Notes to Financial Statements
                                 March 31, 2009

1. ORGANIZATION

Robeco-Sage Multi-Strategy Fund, L.L.C. (formerly Sage Multi-Strategy Fund, L.L.C.) (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and units of limited liability interests in the Fund ("Units") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it permits investments in relatively modest minimum denominations and that it has registered as an investment company under the 1940 Act and has registered its Units under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced operations on December 1, 2005.

The Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. Effective January 1, 2009, the Fund began operating through a master/feeder structure in which the Fund invests substantially all of its assets in Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund") in investments in Portfolio Funds are made through the Master Fund. The Portfolio Funds (as defined in note 1 of the Master Fund audited financials) in which the Fund was invested at December 31, 2008 were transferred to the Master Fund. The Master Fund has the same investment objective and substantially the same investment policies as those of the Fund. At March 31, 2009, the Fund holds 99.90% ownership interest in the Master Fund. The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statement.

Investors who purchase Units and who are admitted to the Fund by its Board of Managers (the "Board") will become members of the Fund ("Members").

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. Below is a summary of the significant accounting policies followed by the Fund and the Master Fund.

The Fund's investment in the Master Fund is valued at fair value based upon the Fund's proportionate share in the members' capital of the Master Fund. The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses. In addition, the Fund bears its own expenses. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund, including disclosure of the Master Fund's significant accounting policies, which are an integral part of these financial statements.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                   Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The Fund records its investment in the Master Fund at fair value. Valuation of investments held by the Master Fund are discussed in the notes to the Master Fund's financial statements, included elsewhere in this report.

The net asset value of the Master Fund (and the Fund prior to investing in the Master Fund) is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Master Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Fund. The Adviser considers information provided by the Portfolio Fund regarding the methods they use to value underlying investments of the Portfolio Fund in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund or Portfolio Funds could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The valuation procedures require the Adviser, to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund's interests in a Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. In accordance with procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund could consider whether it is appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                   Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions (concluded)

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription in or the redemption from the Portfolio Fund. Interest income is recorded on an accrual basis of interest earned on cash balances.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157 is effective for the Master Fund's financial statement periods beginning after November 15, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 - Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. All investments in Portfolio Funds are included in this level.

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments are classified within Level 3 for those whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the investments in the Master Fund are measured at March 31, 2009:

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments.

The following table summarizes the valuation of the Master Fund's investments under SFAS No. 157 fair value hierarchy levels as of March 31, 2009.

                            LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                            -------   -------   -----------   -----------
Investment in Master Fund     $--       $--     $84,313,086   $84,313,086
                              ===       ===     ===========   ===========

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                   Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                    INVESTMENT IN
                                                       MASTER &
                                                   PORTFOLIO FUNDS
                                                   ---------------
BALANCE AS OF 3/31/08                               $107,334,018
Accrued discounts/premiums                                    --
Realized gain/(loss)                                  (8,067,968)
Change in unrealized appreciation/(depreciation)     (10,401,291)
Net purchase/(sales)                                  (4,551,673)
Net transfers in/and or out of Level 3                        --
                                                    ------------
BALANCE AS OF 3/31/09                               $ 84,313,086
                                                    ============

C. Income Taxes

Counsel to the Fund has rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Master Fund's taxable income or loss.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund adopted the provisions of FIN 48 as of April 1, 2007. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

As of and during the tax year-ended December 31, 2008, and for each of the three preceding tax years which remain subject to examination by the tax authority, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement or operations. During the year, the Fund did not incur any interest or penalties.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                   Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

E. Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. RELATED PARTY TRANSACTIONS AND OTHER

RELATED PARTIES

Robeco Investment Management, Inc. (the "Adviser") serves as the investment adviser of the Fund, the Master Fund and other related funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V. ("Robeco") and is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Fund and the Adviser (the "Advisory Agreement"), quarterly fee at an annualized rate of 0.75% of the average net assets of the Fund during each calendar quarter (the "Advisory Fee") is payable by the Fund to the Adviser. However, under the Advisory Agreement, the Fund is not subject to the Advisory Fee so long as substantially all of the Fund's assets remain invested in the Master Fund, which also pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during each calendar quarter for investment advisory services. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. Prior to January 1, 2009, the Fund paid the Adviser a quarterly fee at an annualized rate of 1.50% of the average net assets of the Fund during the calendar quarter.

In addition, pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser provides (or arranges for the provision of) office space, telephone services and utilities and various administrative services to the Fund, including certain legal and compliance services and is responsible for the oversight of the Fund's administrator and other service providers.

In consideration for these services, a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Fund during the calendar quarter (the "Management Fee") is payable by the Fund to the Adviser. However, under the Management Agreement, the Fund is not subject to the Management Fee so long as substantially all of the Fund's assets remain invested in the Master Fund, which also pays the Adviser a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Master Fund during each calendar quarter.

The Fund has entered into a distribution agreement (the "Distribution Agreement") with Robeco Securities, a subsidiary of the Adviser, to act as the distributor for the sale of Units (the "Distributor"). Robeco Securities serves as the Distributor on a reasonable best efforts basis, subject to various conditions, and may retain

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                   Notes to Financial Statements (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

RELATED PARTIES (CONTINUED)

broker-dealers and financial advisers (collectively with Robeco Securities, the "Selling Agents") to assist in the distribution of Units. The Distributor is entitled to charge a sales load to each investor on the purchase price of its Units of up to 2%. The specific amount of the sales load paid with respect to a Member is generally dependent on the size of the investment in the Fund. The sales load will be charged as a percentage of an investor's investment amount. The sales load will not constitute an investment made by the investor in the Fund. There were no sales loads charged by the Distributor for the year ended March 31, 2009.

In addition, the Fund pays the Distributor an ongoing quarterly distribution fee (the "Distribution Fee") at an annualized rate of 0.85% of the average net assets of the Fund during the calendar quarter, as compensation for the sale and marketing of Units and for the provision of certain investor and account maintenance services. The Distribution Fee is payable in arrears within five days after the end of the quarter.

As of January 1, 2009, the Fund has also entered into a Member Services Agreement with the Distributor to provide (or arrange for the provision of) ongoing Member and account maintenance services. As consideration for these services, the Fund pays an ongoing quarterly Member servicing fee to the Distributor at an annualized rate of 0.15% of the average net assets of the Fund. The Distributor may pay all or a portion of this amount to retain broker-dealers and financial advisors ("Member Service Providers") to provide Member and account maintenance services. Prior to January 1, 2009, the Fund paid the distributor a member servicing fee of 0.25%.

The Fund and the Master Fund have entered into a Master/Feeder Agreement dated January 1, 2009. Pursuant to the agreement, the Fund and the Master Fund will each have the same investment objective and substantially the same investment policies. The Fund will pursue its investment objective by investing on an ongoing basis substantially all of its investable assets in the Master Fund in exchange for limited liability company interests in the Master Fund. The Master/Feeder Agreement will remain in effect unless terminated by the Fund or the Master Fund.

The Adviser has invested in the Fund primarily as a seed investor. Capital transactions during the year for the Adviser consisted of capital withdrawals of $2,000,000. At March 31, 2009, the Adviser's capital balance was $4,051,908.

Cooperatieve Centrale Raiffeissen - Boerenleen Bank B.A. ("Rabobank"), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments and transactions by the Fund. Rabobank may be deemed to control the Fund for purposes of the BHCA.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                   Notes to Financial Statements (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

Each member of the Board, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual fee of $4,000. In addition, the Master Fund pays each member of the Board who is not an "interested person" an annual fee of $2,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses. Prior to January 1, 2009, each member of the Board, who was not an "interested person" of the Fund, as defined by the 1940 Act, received an annual fee of $6,000.

OTHER

SEI Investments Global Fund Services (the "Administrator") provides various administrative services to the Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and subject to approval by the Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund, pursuant to an administration agreement (the "Administration Agreement"). In consideration of such services, the Fund pays the Administrator a monthly fee based on the aggregate month-end net assets of the Fund and the other funds in the "Fund Complex" (as defined in the Fund prospectus at an annual rate of up to 0.12%, subject to certain fee minimums, and reimburses the Administrator for certain out-of-pocket expenses. After its initial term of three years, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days' written notice. Prior to January 1, 2009, the Fund paid the Administrator a monthly fee based on the aggregate month-end net assets of the Fund at an annual rate of up to 0.12%, subject to certain fee minimums for each fund, and reimbursed the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund pays the Custodian an annual fee of $2,500. In addition, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%. Prior to January 1, 2009, the Fund paid the Custodian an annual rate of 0.01%.

4. FUND EXPENSES

The Fund bears all of its own expenses and, through its investment in the Master Fund, its portion of the Master Fund's operating expenses, other than those borne by the Adviser pursuant to the Advisory Agreement and the Management Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund and the Master Fund; audit and tax preparation fees and expenses of the Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Fund and the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Investment Advisory Fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's and the Master Fund's transactions

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                   Notes to Financial Statements (continued)

4. FUND EXPENSES (CONCLUDED)

among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Portfolio Funds, as an investor in the Master Fund. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% - 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser (or its affiliate) has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses), to the extent necessary to limit the ordinary operating expenses of the Fund to 2.25% per annum of the Fund's average monthly net assets (the "Expense Limitation").

In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. As of March 31, 2009, the amount of the carryforward is $902,550 which includes $417,848, $88,828 and $395,874 from the fiscal years ending March 31, 2007, 2008 and 2009, respectively. The Expense Limitation Agreement will remain in effect until terminated by the Adviser or the Fund. None of the fees charged to the Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.

5. OFFERING COSTS AND ORGANIZATIONAL EXPENSES

As a result of the reorganization into the of the master/feeder structure, the Fund incurred offering costs totaling $92,990 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs are being amortized over the initial twelve-month period through December 31, 2009. These offering costs are subject to the Expense Limitation and Reimbursement Agreement.

Organizational costs incurred in connection with the reorganization of the Fund were expensed at the time of reorganization and are subject to the Expenses Limitation and Reimbursement Agreement with the Investment Manager. The Fund incurred $39,853 in cost incurred in connection with the reorganization as March 31, 2009.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                    Notes to Financial Statements (continued)

6. MEMBERS' CAPITAL

Unit transactions for the year ended March 31, 2009 were as follows:

Units outstanding at beginning of year    101,953
Units issued                               14,903
Units redeemed                            (25,089)
                                          -------
Units outstanding at end of year           91,767
                                          =======

The Fund is authorized to issue Units the value of which at time of issuance is not to exceed $250 million in aggregate.

7. BORROWINGS

The Fund and the Master Fund are authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund and Master Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

The Fund terminated a line of credit agreement with the Adviser as of June 30, 2008. The line of credit was used primarily for bridge financing purposes. No interest was charged on any outstanding principal amount and the Fund did not pay a facility fee.

The Fund established a line of credit agreement with Societe Generale on June 30, 2008 and subsequently terminated this agreement on December 31, 2008. The line of credit was primarily used for bridge financing purposes. Each borrowing bore interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR Rate plus 1.00%. The Fund also paid a facility fee of 0.35% per annum.

8. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member's initial contribution to the capital of the Fund (net of any applicable sales load). The Fund has chosen to utilize a "per unit" method to account for Members' capital effective at the inception of the Fund. A Member's contribution is used to purchase Units in the Fund. The Units represent the capital account maintained on the Member's behalf that reflects the Member's pro rata share of the Fund's capital. A Member's capital account is used to facilitate tax reporting to the Member. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Fund in that amount. Each Member's capital account will be increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member's capital account as described below.

Similarly, each Member's capital account will be reduced by the sum of the amount of any repurchase by the Fund of the Unit, or portion thereof, of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member's capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                   Notes to Financial Statements (continued)

8. CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Master Fund is made; (iv) any day on which the Fund repurchases any Unit or portion of an Unit of any Member; or (v) any day on which any amount is credited to or debited against the capital account of any Member other than an amount to be credited to or debited against the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member's capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), before giving effect to any repurchases by the Fund of Units or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages.

9. PURCHASE AND REPURCHASES OF UNITS

Generally, the minimum initial investment in the Fund from each investor is $100,000, and the minimum additional investment in the Fund is $25,000. The minimum initial and additional investment for employees of the Adviser or a selling agent of the Fund and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, members of the Board, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families, is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.

Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members, twice a year, as of June 30 and December
31. A repurchase fee equal to 2.0% of the value of a Unit repurchased, which is retained by the Fund, will apply if the date as of which the Unit is to be valued for purposes of repurchase is less than one year following the date of a Member's investment in the Fund. The fee is intended to offset costs associated with short-term investments in the Fund. If applicable, the repurchase fee will be deducted before payment of the proceeds of a repurchase.

The Board will also consider the following factors, among others, in making their determination of the amount of the tender offer: (i) whether any Members have requested the Fund to repurchase their Units or portions thereof; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                   Notes to Financial Statements (continued)

9. PURCHASE AND REPURCHASES OF UNITS (CONCLUDED)

Portfolio Funds); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Units or portions thereof.

10. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11. INVESTMENT TRANSACTIONS

For the period April 1, 2008 through December 31, 2008, the Fund had purchases of investments of $27,826,825 and sales of investments of $43,216,861.

12. TENDER OFFER

On March 5, 2009, the Fund offered to purchase up to $17,000,000 of Units tendered by Members of the Fund at a price equal to the net asset value as of June 30, 2009. As of May 28, 2009, the Fund has not yet accepted any tender offer requests. The final tender amount will be based upon the June 30, 2009 net asset value.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Master Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Master Fund's financial statements.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                   Notes to Financial Statements (concluded)

14. SUBSEQUENT EVENT

Subsequent to year-end through May 28, 2009, the Fund received $3,275,000 of subscriptions.

                     ADVISORY AGREEMENT APPROVAL (UNAUDITED)

The investment advisory agreement between Robeco-Sage Multi-Strategy Fund, L.L.C., a Delaware limited liability company (the "Fund"), and Robeco Investment Management, Inc., a Delaware corporation (the "Adviser") (the "Advisory Agreement"), may be continued in effect from year to year subject to approval by: (i) the Fund's Board of Managers (the "Board"); or (ii) the vote of a majority of the outstanding voting securities, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), of the Fund; PROVIDED THAT, in either event, the continuance must also be approved by a majority of the managers (the "Managers") who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 8, 2008, a majority of the Managers, including a majority of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year. Additionally, at a meeting of the Board held on December 9, 2008, a majority of the Managers, including a majority of the Independent Managers, approved certain changes to the Advisory Agreement, as reflected in an amended Advisory Agreement (the "Amended Advisory Agreement") that took effect upon the consummation of the restructuring of the Fund into a master/feeder structure (the "Restructuring"). In considering whether to approve the Amended Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser, which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees that would be paid to the Adviser upon the Amended Advisory Agreement taking effect; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. In particular, the Board reviewed the compliance and administrative services provided to the Fund by the Adviser, including its oversight of the Fund's day-to-day operations and its oversight of Fund accounting services. The Board observed that the nature and scope of services to be provided under the Amended Advisory Agreement are substantially identical to those being provided under the existing Advisory Agreement. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund should continue to receive such services under the Amended Advisory Agreement.

(b) INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. In connection with the evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of the S&P 500 Index and the HFRI Fund of Funds Diversified Index covering periods since the Fund's inception until March 31, 2008. The Board noted the Fund's approximately 10.5% cumulative returns since its inception and found the Fund's overall returns to be generally satisfactory, particularly in light of its relatively low volatility and the general market conditions.

(c) COST OF THE SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUND. The Managers also considered the cost of the services provided by the Adviser. Under the existing Advisory Agreement, the Fund paid the Adviser a fee at the annual rate of 1.50% of the Fund's average net

               ADVISORY AGREEMENT APPROVAL (UNAUDITED)(CONCLUDED)

assets, and under the terms of the Amended Advisory Agreement, it was proposed that this fee be reduced in half to 0.75% of the Fund's average net assets. The Board observed that this fee will not be charged to the Fund so long as the Fund remains substantially invested in Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund"). It was also considered that the Master Fund's advisory agreement with the Adviser likewise provides for a 0.75% fee to be paid to the Adviser, which, upon the Restructuring, would indirectly be borne by the Fund as an investor in the Master Fund. The Board further observed that, as a result of the Restructuring, the Fund should continue to have a similar total expense ratio to the current ratio because the Fund would begin to be subject to a distribution fee at the annual rate of 0.85% of the Fund's net assets. In this regard, it was considered that the Fund would continue to be subject to an annual total expense cap of 2.25% of its average monthly net assets. The Board also considered that, in addition to the fees charged by the Adviser, the Fund also bears the advisory fees charged by the portfolio funds in which the Fund invests (and in which the Master Fund will invest after the Restructuring).

The Managers reviewed information comparing both the services to be rendered and the fees to be paid under the Amended Advisory Agreement to other contracts of the Adviser and to other contracts of other advisers to similar closed-end registered investment companies. In particular, the Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund's (and the Master Fund's) advisory fee rate compared favorably to the fee rates paid by such other similar registered funds.

The profitability to be realized by the Adviser was also considered. The Board relied principally on information furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the Fund (the "Profitability Analysis"). After reviewing the information contained in the Profitability Analysis, the Board determined that, given the overall performance of the Fund and the quality of services provided, the profitability of the Adviser seemed reasonable.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board also considered whether there were opportunities for economies of scale to be realized by the Fund. The Independent Managers concluded that, although the net assets of the Fund have grown since its inception, the Fund has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser. However, the Independent Managers noted that they would consider negotiating fee reductions as the Fund's assets grow to more significant levels.

CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Amended Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present in person at the December 9, 2008 meeting, including a majority of the Independent Managers, approved the Amended Advisory Agreement to take effect upon consummation of the Restructuring.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                  Managers and Officers of the Fund (unaudited)
                              as of March 31, 2009

                                                                                            NUMBER
                                                                                           OF FUNDS
                                                                                            IN FUND
                                                                                            COMPLEX
                                TERM OF                                                    OVERSEEN
 NAME, AGE, AND POSITION   OFFICE AND LENGTH                                                  BY         OTHER DIRECTORSHIPS
      WITH THE FUND          OF TIME SERVED     PRINCIPAL OCCUPATION DURING PAST 5 YEARS    MANAGER       HELD BY MANAGERS
------------------------   -----------------   -----------------------------------------   --------   ------------------------
                                                    DISINTERESTED MANAGERS

Charles S. Crow, III, 59   Indefinite/Since    Mr. Crow has been a partner of the law      6          Member of the Board of
                           September 2005      firm of Crow & Associates since 1981.                  Directors of 1st
Manager                                                                                               Constitution Bank;
                                                                                                      Member of the Board of
                                                                                                      Trustees of Centurion
                                                                                                      Ministries, Inc.

Richard B. Gross, 61       Indefinite/Since    Mr. Gross is the co-founder, Co-            6          Member of the Board of
                           September 2005      President and Chief Legal Officer of                   Trustees of Randall's
Manager                                        GoldenRich Films, LLC (2001 - present).                Island Sports Foundation
                                               From 1998 through 2001 he served as
                                               Managing Director and General Counsel
                                               of U.S. Trust Corporation.

David C. Reed, 58          Indefinite/Since    Mr. Reed is the Chief Executive Officer,    6          Member of the Board of
                           September 2005      principal owner and co-founder of                      Directors of 1st
Manager                                        Mapleton Nurseries (1998 - present) and                Constitution Bank
                                               is the Managing Director of
                                               Reed & Company (1995 - present).

                                                      INTERESTED MANAGER*

Timothy J. Stewart, 34     Indefinite/ Since   Mr. Stewart is the Director of Operations   6                     N/A
                           September 2005      and a Managing Director of the Robeco-
Manager, President and                         Sage division of Robeco Investment
Chief Executive Officer                        Management, Inc. (2003 - present).(1)
                                               From 2000 through 2003, Mr. Stewart
                                               was an Analyst at Robeco-Sage Capital
                                               Management, L.L.C.

----------
* Manager who is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

1 Prior to January 1, 2007, Mr. Stewart served as the Director of Operations and a Managing Director of Robeco-Sage Capital Management, L.L.C.

                     Robeco-Sage Multi-Strategy Fund, L.L.C.
                 Managers and Officers of the Fund (unaudited)
                              as of March 31, 2009

                                                                                            NUMBER
                                                                                           OF FUNDS
                                                                                            IN FUND
                                                                                            COMPLEX
                                TERM OF                                                    OVERSEEN
 NAME, AGE, AND POSITION   OFFICE AND LENGTH                                                  BY         OTHER DIRECTORSHIPS
      WITH THE FUND          OF TIME SERVED     PRINCIPAL OCCUPATION DURING PAST 5 YEARS    MANAGER       HELD BY MANAGERS
------------------------   -----------------   -----------------------------------------   --------   ------------------------
                                                 OFFICERS WHO ARE NOT MANAGERS

Matthew J. Davis, 43       Indefinite/Since    Mr. Davis is Senior Managing Director          N/A                N/A
                           July 2008           and Chief Financial Officer of the
Chief Financial Officer                        Adviser (July 1, 2008-present). He is
                                               also the Chief Financial Officer of
                                               Robeco Securities (June 2005-present).
                                               From June 2005 to June 2008, Mr. Davis
                                               served as Managing Director and
                                               Controller of the Adviser. From 2002
                                               through 2005, he served as Controller of
                                               Lazard Freres and Co. LLC.

James Noone, 41            Indefinite/Since    Mr. Noone is a Senior Compliance               N/A                N/A
                           July 2008           Manager at the Adviser (July 2008 -
Chief Compliance                               present). From 2005 to 2008, he served
Officer                                        as Senior Vice President and Associate
                                               Counsel for the Adviser. From 1998 to
                                               2005, Mr. Noone served as in-house
                                               counsel to Deutsche Asset Management and
                                               certain of its predecessor entities.

ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

Financial Statements

For the period January 1, 2009 (commencement of operations) through March 31,
2009

                 ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
                                TABLE OF CONTENTS

Financial Statements:
Report of Independent Registered Public Accounting Firm ...................    1
Schedule of Investments ...................................................    2
Statement of Assets and Liabilities .......................................    5
Statement of Operations ...................................................    6
Statements of Changes in Members' Capital .................................    7
Statement of Cash Flows ...................................................    8
Financial Highlights ......................................................    9
Notes to Financial Statements .............................................   10
Advisory Agreement Approval (unaudited) ...................................   26
Managers and Officers of the Fund (unaudited) .............................   28

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at http://www.sec.gov.

(ANCHIN LOGO)                                   Anchin, Block & Anchin LLP
                                                Accountants & Advisors
                                                1375 Broadway New York, NY 10018
                                                212 840-3456
                                                www.anchin.com

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Robeco-Sage Multi-Strategy Master Fund, L.L.C

We have audited the accompanying statement of assets and liabilities including the schedule of investments, of Robeco-Sage Multi-Strategy Master Fund, L.L.C. as of March 31, 2009 and the related statements of operations, changes in members' capital, cash flows and financial highlights for the period January 1, 2009 (commencement of operations) through March 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at March 31, 2009, by correspondence with the custodian and portfolio funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of Robeco-Sage Multi-Strategy Master Fund, L.L.C. as of March 31, 2009, and the results of its operations, changes in members' capital, cash flows and financial highlights for the period January 1, 2009 (commencement of operations) through March 31, 2009 in conformity with U.S. generally accepted accounting principles.


                                           (ANCHIN, BLOCK & ANCHIN LLP)

New York, New York
May 28, 2009

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                             Schedule of Investments
                                 March 31, 2009

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

                                  (PIE CHART)

Long/Short Equity -               35.6%
Event-Driven -                    22.6%
Distressed  -                      9.9%
Macro -                            9.8%
Multi-Strategy Relative Value -    7.5%
Structured Credit -                6.6%
Fundamental Market Neutral -       3.7%
Fixed Income Relative Value -      2.6%
Credit -                           1.7%

                                                                                           %* OF
                                                                                         MEMBERS'
PORTFOLIO FUND                                                   COST         VALUE       CAPITAL    LIQUIDITY**
--------------                                               -----------   -----------   --------   -------------
LONG/SHORT EQUITY:
Alson Signature Fund, L.P.                                   $   692,217   $   597,650     0.71%      Quarterly
Avesta Fund, L.P.                                              1,750,000     1,756,522     2.08%       Monthly
Cantillon World, L.P.                                          2,000,000     2,048,344     2.43%      Quarterly
Cobalt Partners L.P.                                           4,000,000     3,645,634     4.32%    Semi-Annually
Criterion Institutional Partners, L.P.                         1,606,383     1,608,715     1.91%      Quarterly
Highline Capital Partners QP, L.P.                             2,869,036     2,939,785     3.48%      Quarterly
Ivory Flagship Fund, L.P.                                      1,810,729     1,941,172     2.30%      Quarterly
Pennant Windward Fund, L.P.                                    3,000,000     3,033,602     3.59%      Quarterly
PFM Diversified Fund, L.P.                                     3,267,152     3,086,904     3.66%      Quarterly
Tracer Capital Partners (QP), L.P.                             1,119,256     1,014,458     1.20%      Quarterly
U Capital Partners, L.P.                                         407,462       369,052     0.44%      Quarterly
                                                             -----------   -----------    -----
   TOTAL LONG/SHORT EQUITY                                    22,522,235    22,041,838    26.12%
                                                             -----------   -----------    -----

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                       Schedule of Investments (continued)
                                 March 31, 2009

                                                                                           %* OF
                                                                                         MEMBERS'
PORTFOLIO FUND                                                   COST         VALUE       CAPITAL    LIQUIDITY**
--------------                                               -----------   -----------   --------   -------------
EVENT DRIVEN:
Altima Global Special Situations Fund, L.P.                  $ 2,363,144   $ 2,174,293     2.57%      Quarterly
Elliot Associates, L.P.                                        3,000,000     2,925,872     3.47%    Semi-Annually
Eton Park Fund, L.P.                                           2,748,825     3,579,856     4.24%       Annually
Fir Tree Value Fund II, L.P.                                     401,296       302,997     0.36%      Quarterly
Magnetar Capital Fund, L.P.                                    1,162,428       910,371     1.08%    Semi-Annually***
Montrica Global Opportunities Fund, L.P.                       2,246,026     1,690,688     2.00%      Quarterly
Octavian Global Fund, L.P.                                       655,994       395,042     0.47%         +++
Silver Point Capital Fund, L.P.                                3,048,205     2,152,818     2.55%       Annually
Taconic Opportunity Fund, L.P.                                 2,945,040     2,555,626     3.03%      Quarterly
                                                             -----------   -----------    -----
   TOTAL EVENT DRIVEN                                         18,570,958    16,687,563    19.77%
                                                             -----------   -----------    -----
MACRO:
Brevan Howard Emerging Markets Strategies Fund                 2,450,000     2,879,004     3.41%       Monthly
Brevan Howard L.P.                                             1,750,000     1,904,450     2.26%       Monthly
Fortress Commodities Fund, L.P.                                2,800,000     2,857,346     3.38%      Quarterly
QFS Global Macro Hedge Fund, LLC                               1,268,917     1,581,758     1.87%       Monthly
Remington Investment Strategies Fund, L.P.                     2,000,000     1,957,431     2.32%       Annually
Wexford Spectrum Fund I, L.P.                                  1,796,489     1,578,616     1.87%      Quarterly
Woodbine Capital Fund, LLC                                     1,500,000     1,592,232     1.89%      Quarterly
                                                             -----------   -----------    -----
   TOTAL MACRO                                                13,565,406    14,350,837    17.00%
                                                             -----------   -----------    -----
DISTRESSED:
Anchorage Capital Partners, L.P.                               3,050,000     3,047,054     3.61%     Bi-Annually
Matlin Patterson Distressed Opportunities Fund, L.P.           2,500,000     2,028,916     2.41%    Semi-Annually
Redwood Domestic Fund, L.P.                                    3,000,000     2,256,632     2.67%     Bi-Annually
Wexford Credit Opportunities Fund, L.P.                          480,083       424,649     0.50%      Quarterly
                                                             -----------   -----------    -----
   TOTAL DISTRESSED                                            9,030,083     7,757,251     9.19%
                                                             -----------   -----------    -----
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.        1,875,000     1,728,482     2.05%       Monthly
Citadel Wellington Partners, LLC                               4,000,000     2,398,752     2.84%      Quarterly***
Sandleman Partners Multi-Strategy Fund, L.P.                   1,068,496       573,102     0.69%          +
                                                             -----------   -----------    -----
   TOTAL MULTI-STRATEGY RELATIVE VALUE                         6,943,496     4,700,336     5.58%
                                                             -----------   -----------    -----
STRUCTURED CREDIT:
Cerberus Partners, L.P.                                        3,500,000     2,557,286     3.03%    Semi-Annually***
Dune Capital, L.P.                                               537,957       392,779     0.47%          +
Petra Offshore Fund, L.P.                                      1,750,000       299,347     0.35%      Quarterly
Sorin Fund, L.P.                                               1,710,197     1,109,083     1.31%          +
                                                             -----------   -----------    -----
   TOTAL STRUCTURED CREDIT                                     7,498,154     4,358,495     5.16%
                                                             -----------   -----------    -----
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short, LLC     2,714,590     3,588,665     4.25%       Monthly
                                                             -----------   -----------    -----
CREDIT:
Latigo Fund, L.P.                                                271,705       205,439     0.24%          +
                                                             -----------   -----------    -----

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                       Schedule of Investments (concluded)
                                 March 31, 2009

                                                                                           %* OF
                                                                                         MEMBERS'
PORTFOLIO FUND                                                   COST         VALUE       CAPITAL    LIQUIDITY
--------------                                               -----------   -----------   --------   ----------
FIXED INCOME RELATIVE VALUE:
The Drake Absolute Return Fund, L.P.                         $   347,200   $   203,065     0.24%         +
                                                             -----------   -----------    -----
TOTAL PORTFOLIO FUNDS                                        $81,463,827   $73,893,489    87.55%
                                                             ===========   ===========    =====

* Percentages are based on Members' Capital at the end of period of $84,399,670.

** Liquidity terms shown apply after lock-up provisions. See Note 11.L for a description of lock-up provisions.

***  Portfolio Fund restricted redemptions on March 31, 2009.

+ Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors.

+++ The Master Fund's remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating.

At March 31, 2009, the aggregate cost of investments for tax purposes was $81,463,827. Net unrealized depreciation on investments for tax purposes was ($7,570,338) consisting of $3,042,973 of gross unrealized appreciation and ($10,613,311) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 87.55% of Members' Capital have been fair valued as described in Note 2.B.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                       Statement of Assets and Liabilities
                                 March 31, 2009

ASSETS
Investments in Portfolio Funds, at fair value (cost $81,463,827)   $73,893,489
Receivable from Portfolio Funds                                      7,231,181
Cash and cash equivalents                                            2,280,736
Fund investments made in advance                                       850,000
Receivable from Robeco-Sage Multi-Strategy Fund, L.L.C.                364,610
Other assets                                                            30,369
                                                                   -----------
   Total assets                                                     84,650,385
                                                                   -----------
LIABILITIES
Advisory fee payable                                                   155,965
Professional fee payable                                                41,510
Administration fee payable                                              22,017
Management fee payable                                                  20,795
Board of Managers' fees payable                                          1,500
Other accrued expenses                                                   8,928
                                                                   -----------
   Total liabilities                                                   250,715
                                                                   -----------
   NET ASSETS                                                      $84,399,670
                                                                   ===========
MEMBERS' CAPITAL
Net capital                                                        $82,911,684
Accumulated net investment loss                                       (362,025)
Accumulated net realized loss on Portfolio Funds                    (1,658,774)
Net unrealized appreciation/(depreciation) on
   investments in Portfolio Funds                                    3,508,785
                                                                   -----------
   Members' Capital                                                $84,399,670
                                                                   ===========
   NET ASSET VALUE PER UNIT (BASED ON 82,855 UNITS OUTSTANDING)    $  1,018.64
                                                                   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                             Statement of Operations
For the period January 1, 2009 (commencement of operations) through March 31,
2009

INVESTMENT INCOME
   Interest                                                        $       816
                                                                   -----------
      Total investment income                                              816
                                                                   -----------
EXPENSES
   Advisory fee                                                        155,965
   Professional fees                                                   118,742
   Administration fee                                                   22,017
   Management fee                                                       20,795
   Loan fee                                                             13,225
   Offering costs                                                       10,123
   Custody fee                                                           2,079
   Board of Managers' fees                                               1,500
   Other expenses                                                       18,395
                                                                   -----------
   Total expenses                                                      362,841
                                                                   -----------
Net Investment Loss                                                   (362,025)
                                                                   -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS IN
   PORTFOLIO FUNDS
   Net Realized Loss on Investments in Portfolio Funds              (1,658,774)
   Net Change in Unrealized Appreciation/(Depreciation) on
      Investments in Portfolio Funds                                 3,508,785
                                                                   -----------
   Net Realized and Unrealized Gains                                 1,850,011
                                                                   -----------
   Net Increase in Members' Captial derived from Investment
      Activities                                                   $ 1,487,986
                                                                   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Statement of Changes in Members' Capital
For the period January 1, 2009 (commencement of operations) through March 31,
2009

FROM INVESTMENT ACTIVITIES
   Net investment loss*                                            $  (362,025)
                                                                   -----------
   Net realized gain/(loss) on investments in Portfolio Funds       (1,658,774)
   Net change in unrealized appreciation/(depreciation) on
      investments in Portfolio Funds                                 3,508,785
                                                                   -----------
   Net realized and unrealized gains/(losses)                        1,850,011
                                                                   -----------
   Net increase/(decrease) in Members' Capital derived from
      investment activities                                          1,487,986
                                                                   -----------
MEMBERS' CAPITAL TRANSACTIONS
   Transfer from Robeco-Sage Multi-Strategy Fund, L.L.C.            71,626,684
   Sales of Units                                                   11,285,000
                                                                   -----------
                                                                    82,911,684
                                                                   -----------
Net Increase/(Decrease) in Members' Capital                         84,399,670
Members' Capital at Beginning of Period                                     --
                                                                   -----------
Members' Capital at End of Period                                  $84,399,670
                                                                   ===========
Accumulated Net Investment Loss                                       (362,025)
                                                                   ===========


*    Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                             Statement of Cash Flows
For the period January 1, 2009 (commencement of operations) through March 31,
2009

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment
   activities                                                      $  1,487,986
Adjustments to reconcile net decrease in Members' Capital
   derived from investment activities to cash used in operating activities:
      Purchases of Portfolio Funds                                  (10,000,000)
      Sales of Portfolio Funds                                        9,583,206
      Net change in unrealized appreciation/(depreciation) on
         investments in Portfolio Funds                              (3,508,785)
      Net realized loss on investments in Portfolio Funds             1,658,774
      Increase in receivable from Portfolio Funds                    (5,731,181)
      Increase in fund investments made in advance                     (850,000)
      Increase in other assets                                          (30,369)
      Increase in receivable from Robeco-Sage Multi-Strategy
         Fund, L.L.C.                                                  (364,610)
      Increase in advisory fee payable                                  155,965
      Increase in administration fee payable                             22,017
      Increase in management fee payable                                 20,795
      Increase in Board of Managers' fees payable                         1,500
      Increase in professional fees payable                              41,510
      Increase in other accrued expenses                                  8,928
                                                                   ------------
Net cash used in operating activities                                (7,504,264)
                                                                   ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Units                                          9,785,000
                                                                   ------------
Net cash provided by financing activities                             9,785,000
                                                                   ------------
Net increase in cash and cash equivalents                             2,280,736
Cash and cash equivalents, beginning of period                               --
                                                                   ------------
Cash and cash equivalents, end of period                           $  2,280,736
                                                                   ============
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Assets transferred from Robeco-Sage Multi-Strategy Fund, L.L.C.
   (Note 1):
   Investments in Portfolio Funds, at fair value                   $ 71,626,684
   Receivables from Portfolio Funds                                   1,500,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                              Financial Highlights

                                                                      For the period
                                                                     January 1, 2009
                                                                     (commencement of
                                                                   operations) through
                                                                      March 31, 2009
                                                                   -------------------
PER UNIT OPERATING PERFORMANCE
Beginning net asset value                                             $1,000.00
                                                                      ---------
Income/(loss) from operations:
   Net investment loss                                                    (4.42)
   Net realized and unrealized appreciation/
      (depreciation) from Portfolio Funds                                 23.06
                                                                      ---------
Net change in net assets resulting from operations                        18.64
                                                                      ---------
Ending net asset value                                                $1,018.64
                                                                      =========
Total Return                                                               1.86%(1)
Net assets, end of period (000's)                                     $  84,400
RATIOS TO AVERAGE NET ASSETS
Expenses(2)                                                                1.77%(3)
Net investment loss                                                       (1.77)%(3)
Portfolio turnover rate                                                   12.70%(4)

(1)  Total return is for the period indicated and has not been annualized.

(2)  Expenses of Portfolio Funds are not included in the expense ratio.

(3)  Annualized.

(4)  Not annualized.

     Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                          Notes to Financial Statements
                                 March 31, 2009

1. ORGANIZATION

Robeco-Sage Multi-Strategy Master Fund, L.L.C. (the "Master Fund") is a recently formed Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The fund is a master fund in a master/feeder structure into which its investors, Robeco-Sage Multi-Strategy Fund, L.L.C. and Robeco-Sage Multi-Strategy Institutional Fund, L.L.C. (the "Feeder Funds" or "Members"), invest substantially all of their assets. On January 1, 2009, Robeco-Sage Multi-Strategy Fund, L.L.C. transferred to the Master Fund $71,626,684 in investments in Portfolio Funds (as defined below), $1,500,000 in receivables from Portfolio Funds and $6,750,000 in cash. The Master Fund commenced operations on January 1, 2009.

The Master Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Master Fund accomplishes its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. At March 31, 2009, Robeco-Sage Multi-Strategy Fund, L.L.C. and Robeco-Sage Multi-Strategy Institutional Fund, L.L.C hold 99.90% and 0.10%, ownership interests, respectively, in the Master Fund.

Investors who purchase Units and who are admitted to the Master Fund by its Board of Managers ("the Board") will become members of the Master Fund.

For accounting purposes, the Master Fund's fiscal year is the 12-month period ending on March 31 (the initial period will be from inception through March 31, 2009). The 12-month period ending December 31 of each year is the taxable year of the Master Fund. The first tax year will commence on the initial closing date.

The Master Fund received its initial investment and commenced operations on January 1, 2009.

2. SIGNIFICANT ACCOUNTING POLICIES

The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The below is a summary of the significant accounting policies followed by the Master Fund.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Master Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Master Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Fund. The Adviser considers information provided by the Portfolio Fund regarding the methods they use to value underlying investments of the Portfolio Fund in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund or Portfolio Funds could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The Master Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its assets. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Master Fund's interests in a Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to their investors which will represent the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if a redemption request had been timely made or if, in accordance with the terms of the Portfolio Fund's governing documents, it would be necessary to effect a mandatory redemption. In accordance with procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund could consider whether it is appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions (continued)

With respect to a Portfolio Fund, which represents 0.35% of Members' Capital as of March 31, 2009, the Valuation Committee of the Board has approved a fair valuation methodology recommended by management that reflects a discount to the valuation provided by the Portfolio Manager. The value of this Portfolio Fund shown in the Schedule of Investments reflects this adjusted valuation. Management continues to monitor the appropriateness of this fair valuation methodology, which may be adjusted or revised as the Valuation Committee determines is warranted.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription in or the redemption from the Portfolio Fund. Interest income is recorded on an accrual basis of interest earned on cash balances.

Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 157 is effective for the Master Fund's financial statement periods beginning after November 15, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

     - Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 - Significant unobservable prices or inputs (including the Master Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date. All investments in Portfolio Funds are included in this level.

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments are classified within Level 3 for those whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The following table sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at March 31, 2009:

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                   Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions (concluded)

The following table summarizes the valuation of the Master Fund's investments under SFAS No. 157 fair value hierarchy levels as of March 31, 2009.

                                 LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                 -------   -------   -----------   -----------
Investments in Portfolio Funds     $--       $--     $73,893,489   $73,893,489
                                   ===       ===     ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                      INVESTMENTS IN
                                                                     PORTFOLIO FUNDS
                                                                     ---------------
BALANCE AS OF 1/1/09                                                   $        --
Realized gain/(loss)                                                    (1,658,774)
Change in unrealized appreciation/(depreciation)                         3,508,785
Net purchase/(sales)                                                       416,794
Investments contributed by Robeco-Sage Multi-Strategy Fund, L.L.C.      71,626,684
Net transfers in/and or out of Level 3                                          --
                                                                       -----------
BALANCE AS OF 3/31/09                                                  $73,893,489
                                                                       ===========

C. Income Taxes

Counsel to the Master Fund will render an opinion that the Master Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Master Fund also will render its opinion that, under a "facts and circumstances" test, the Master Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Master Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Master Fund's taxable income or loss.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Master Fund adopted the provisions of FIN 48 upon commencement of operations. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Master Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

D. Distribution Policy

The Master Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F. Cash and Cash Equivalents

The Master Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. RELATED PARTY TRANSACTIONS AND OTHER

RELATED PARTIES

Robeco Investment Management, Inc. (the "Adviser") serves as the investment adviser of the Master Fund, the Feeder Funds and other related funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V. ("Robeco") and is responsible for developing, implementing and supervising the Master Fund's investment program and providing day-to-day management services to the Master Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Master Fund and the Adviser (the "Advisory Agreement"), the Master Fund pays the Adviser a quarterly fee at an annualized rate of 0.75% of the average net assets of the Master Fund during each calendar quarter (the "Master Fund Management Fee"). The Master Fund Management Fee is payable in arrears within five business days after the end of each quarter. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The accompanying Statement of Assets and Liabilities includes an advisory fee payable of $155,965.

In addition, pursuant to a management agreement with the Master Fund (the "Management Agreement"), the Adviser provides (or arranges for the provision of) office space, telephone services and utilities, and various administrative services to the Master Fund, including certain legal and compliance services, and is responsible for the oversight of the Master Fund's administrator and other service providers.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

RELATED PARTIES (CONCLUDED)

In consideration for these services, the Master Fund pays the Adviser a quarterly management fee at an annualized rate of 0.10% of the average net assets of the Master Fund during each calendar quarter. The accompanying Statement of Assets and Liabilities includes a management fee payable of $20,795.

Cooperatieve Centrale Raiffeissen - Boerenleen Bank B.A. ("Rabobank"), the ultimate parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Master Fund, on the other hand, and may restrict the investments and transactions by the Master Fund. Rabobank may be deemed to control the Master Fund for purposes of the BHCA.

Each member of the Board, who is not an "interested person" of the Master Fund, as defined by the 1940 Act, receives an annual fee of $2,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Master Fund. All Board members are reimbursed by the Master Fund for reasonable out-of-pocket expenses.

OTHER

SEI Investments Global Fund Services (the "Administrator") provides various administrative services to the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Master Fund and subject to approval by the Master Fund, generally reviewing and performing all actions related to the issuance and transfer of Units; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Master Fund, pursuant to an administration agreement (the "Administration Agreement"). In consideration of such services, the Master Fund pays the Administrator a monthly fee based on the aggregate month-end net assets of the Master Fund and the other funds in the "Fund Complex" as defined in the Administration Agreement) at an annual rate of up to 0.12%, subject to certain fee minimums for each fund, and reimburses the Administrator for certain out-of-pocket expenses. After its initial term, three years, the Administration Agreement may be terminated at any time by either party generally upon not less the 90 days' written notice.

SEI Private Trust Company acts as custodian (the "Custodian") for the Master Fund's assets. In consideration for such services, the Master Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

4. FUND EXPENSES

The Master Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement and the Management Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account, all costs and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Master Fund; audit and tax preparation fees and expenses of the Master Fund; all costs and expenses associated with background checks on Portfolio Managers; all costs and expenses associated with retaining independent third parties to provide risk management services to the Master Fund; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Investment Advisory Fee; the Management Fee; fees and travel-related and other expenses of members of the Board who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Master Fund's transactions among the Adviser and any custodian or other agent engaged by the Master Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Master Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15% - 25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Master Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.

Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Master Fund and do not reflect management fees, advisory fees, brokerage commissions, and other fees and expenses incurred by the funds in which the Master Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

5. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Master Fund incurred initial offering costs totaling $40,492 comprised principally of legal costs pertaining to the preparation of the Master Fund's offering documents. These costs are being amortized over the initial twelve-month period through December 31, 2009.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

5. INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES (CONCLUDED)

Costs incurred in connection with the organization of the Master Fund were expensed at the commencement of operations. The Master Fund incurred $17,354 in organizational costs through March 31, 2009.

6. MEMBERS' CAPITAL

Unit transactions for the period ended March 31, 2009 were as follows:

Units outstanding at beginning of period                       --
Units issued                                               11,228
Units redeemed                                                 --
Units issued to Robeco-Sage Multi-Strategy Fund, L.L.C.
   on the transfer of investments                          71,627
                                                           ------
Units outstanding at end of period                         82,855
                                                           ======

7. BORROWINGS

The Master Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Master Fund, including any borrowings on behalf of Portfolio Accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

The Master Fund has established a line of credit agreement with Societe Generale as of February 3, 2009. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Master Fund to purchase Portfolio Funds, to meet repurchase requests, and for cash management purposes. Each borrowing shall bear interest on the outstanding principal amount at a rate per annum equal to the applicable LIBOR Rate plus 1.30%. The Master Fund also pays a facility fee of 0.85% per annum. At March 31, 2009, the Master Fund had no outstanding borrowings.

8. CAPITAL ACCOUNTS AND ALLOCATIONS

The Master Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member's initial contribution to the capital of the Master Fund (net of any applicable sales load). The Master Fund has chosen to utilize a "per unit" method to account for Members' capital effective at the inception of the Master Fund. A Member's contribution is used to purchase Units in the Master Fund. The Units represent the capital account maintained on the Member's behalf that reflects the Member's pro rata share of the Master Fund's capital. A Member's capital account is used to facilitate tax reporting to the Member. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Master Fund in that amount. Each Member's capital account will be increased by the amount of contributions by the Member to the capital of the Master Fund, plus any amounts credited to the Member's capital account as described below. Similarly, each Member's capital account will be reduced by the sum of the amount of any repurchase by the Master Fund of the Units of the

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

8. CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts debited against the Member's capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Master Fund is made; (iv) any day on which the Master Fund repurchases any Unit or portion of an Unit of any Member; or (v) any day on which any amount is credited to or debited against the capital account of any Member other than an amount to be credited to or debited against the capital accounts of all Members in accordance with their respective investment percentages.

Net profits or net losses of the Master Fund for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), before giving effect to any repurchases by the Master Fund of Units or portions thereof, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages.

9. INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

10. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of the Master Fund's investment.

11. CONCENTRATION OF RISK

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

11. CONCENTRATION OF RISK (CONTINUED)

potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Master Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of a call option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract.

Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

11. CONCENTRATION OF RISK (CONTINUED)

D. Futures Contracts (concluded)

equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Master Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                   Notes to Financial Statements (continued)

11. CONCENTRATION OF RISK (CONTINUED)

H. Reverse Repurchase Agreements (concluded)

transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Master Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Master Fund may liquidate

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                   Notes to Financial Statements (continued)

11. CONCENTRATION OF RISK (CONCLUDED)

K. Restricted and Illiquid Investments (concluded)

an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Master Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

L. Liquidity

The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial or subsequent investments. Certain Portfolio Funds provide for early redemptions, subject to approval, and may charge redemption penalties of 2.0% to 5.0% of net assets. Additionally, certain Portfolio Funds may amend their liquidity provisions and impose additional lock-up restrictions or otherwise restrict the ability of investors to redeem their interests in the fund. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

Investors in a Portfolio Fund approved a one-year lock-up of investor assets, with quarterly liquidity thereafter. This Portfolio Fund represents 0.35% of Members' Capital as of March 31, 2009.

M. Credit Risk

The Master Fund will be exposed to credit risk of Portfolio Funds with whom they trade and will always bear the risk of settlement default.

N. Interest Rate Risk

A number of the underlying funds that the Master Fund invests in may be interest rate sensitive, which means that their value and, consequently, the Net Asset Value of the Master Fund, may fluctuate as interest rates fluctuate.

12. INVESTMENT TRANSACTIONS

For the period ended March 31, 2009, the Master Fund had purchases of investments of $10,000,000 and sales of investments of $9,583,206.

13. INVESTMENTS

As of March 31, 2009, the Master Fund had investments in forty-one Portfolio Funds, none of which were related parties.

The Master Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Master Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Master Fund also is not

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                   Notes to Financial Statements (continued)

13. INVESTMENTS (CONTINUED)

required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Master Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Master Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Master Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Master Fund will equal or exceed 25% of the Portfolio Fund's assets or such lower percentage limit as may be determined by the Master Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds' Investment Strategies:

CREDIT

Credit strategies involve various trading techniques used to capture price inefficiencies within or across a company's capital structure. Intra-capital structure arbitrage seeks to profit by identifying mispricings within a single company's capital structure. Purchasing senior bonds and selling junior bonds is an example of an intra-capital structure arbitrage trade. Inter-capital structure arbitrage is also included in this sub-strategy. These trades, similar to equity pair trades, involve the buying and selling of different fixed income securities across two different companies.

DISTRESSED

These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy.

EVENT-DRIVEN

Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

FIXED INCOME RELATIVE VALUE

Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                   Notes to Financial Statements (continued)

13. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded):

FUNDAMENTAL MARKET NEUTRAL

Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

LONG/SHORT EQUITY

In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers' stock picking abilities, on both the long and the short side, is key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style or capitalization bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

MACRO

Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

MULTI-STRATEGY RELATIVE VALUE

In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

STRUCTURED CREDIT

Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company's assets. The Portfolio Manager is usually the "lender of last resort" and will lend at terms that are beneficial to the Portfolio Fund.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                   Notes to Financial Statements (concluded)

14. TENDER OFFER

On March 30, 2009, the Master Fund offered to purchase up to $17,000,000 of Units tendered by Members of the Master Fund at a price equal to the net asset value as of June 30, 2009. As of May 28, 2009, the Master Fund has not yet accepted any tender offer requests. The final tender amount will be based upon the June 30, 2009 net asset value.

15. RECENT ACCOUNTING PRONOUNCEMENTS

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Master Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Master Fund's financial statements.

16. SUBSEQUENT EVENT

Subsequent to year-end through May 28, 2009, the Master Fund received $2,500,000 of subscriptions.

                     ADVISORY AGREEMENT APPROVAL (UNAUDITED)

At a meeting of the Board of Managers (the "Board") of Robeco-Sage Multi-Strategy Master Fund, L.L.C., a Delaware limited liability company (the "Fund"), held on September 8, 2008, a majority of the managers (the "Managers"), including a majority of the Managers who are not "interested persons," as defined by the Investment Company Act of 1940 Act, as amended (the "1940 Act"), of the Fund (the "Independent Managers"), approved the initial two-year term of the investment advisory agreement between the Fund and Robeco Investment Management, Inc., a Delaware corporation (the "Adviser") (the "Advisory Agreement"). The Fund is a master fund in a master/feeder structure in which its feeder funds (each, a "Feeder" and collectively with the Fund, the "Funds") invest substantially all of their assets. On January 1, 2009, Robeco-Sage Multi-Strategy Fund, L.L.C. (the "Predecessor Fund"), a registered fund managed by the Adviser, transferred to the Fund its assets for the purpose of restructuring the Predecessor Fund into a master/feeder structure (the "Restructuring"). The Fund has the same investment objective and substantially the same policies as those of the Predecessor Fund.

In considering whether to approve the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services to be rendered to the Funds by the Adviser (and the services rendered to the Predecessor Fund prior to the Restructuring) and the fees to be paid by the Funds to the Adviser; (ii) information concerning the individuals who would be responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE ADVISER. The Managers reviewed the proposed services that the Adviser would provide to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the proposed management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of proposed transactions to be entered into on behalf of the Fund. Because the Adviser managed the Predecessor Fund prior to the Restructuring, the Managers considered, in particular, the services the Adviser provided to the Predecessor Fund. The Board observed that the nature and scope of services to be provided under the Advisory Agreement are substantially identical to those that were provided to the Predecessor Fund prior to the Restructuring. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and that these services should be of high quality.

(b) INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. In connection with the evaluation of the services to be provided by the Adviser, the Managers generally reviewed the performance of the Adviser with respect to other investment vehicles managed by it. Because the Fund was newly formed, the Managers did not consider the investment performance of the Fund. But, the Managers took into account the experience, resources and strengths of the Adviser in managing investment companies that invest primarily in Portfolio Funds, including the Adviser's experience in advising the Predecessor Fund and a number of unregistered funds that have investment objectives and strategies similar to those of the Fund. The Managers considered the amount of assets under the management of the Adviser, as well as the experience of the individuals comprising the Adviser's Investment Committee.

Because the Adviser managed the Predecessor Fund prior to the Restructuring, the Managers also considered the investment performance of the Predecessor Fund, and found its overall returns to be generally satisfactory, particularly in light of its relatively low volatility and the general market conditions.

               ADVISORY AGREEMENT APPROVAL (UNAUDITED)(CONCLUDED)

(c) COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUNDS. The Managers also considered the cost of the services to be provided by the Adviser. Under the Advisory Agreement, the Fund will pay the Adviser a fee at the annual rate of 0.75% of the Fund's average net assets. The Board considered that the Fund will also bear the advisory fees to be charged by the portfolio funds in which it invests. The Managers reviewed information comparing the proposed advisory fee rate and the estimated total expense ratio to those of other similar registered funds of hedge funds.

The Managers reviewed information comparing both the services to be rendered and the fees to be paid under the Advisory Agreement to other contracts of the Adviser and to other contracts of other advisers to similar closed-end registered investment companies. In particular, the Board evaluated the Fund's proposed contractual fee rate for advisory services as compared to the contractual fee rate of other closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund's proposed advisory fee rate compared favorably to the fee rates paid by such other similar registered funds.

The Managers then considered the profits to be realized by the Adviser and its affiliates from their relationship with the Funds. Since the Fund was newly formed and the eventual aggregate amount of the Funds' assets was uncertain, the Adviser was not able to provide the Managers with specific information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Funds. The Managers noted the Adviser's expectation that the profitability level would not be excessive.

Because the Adviser managed the Predecessor Fund prior to the Restructuring, the Board also considered information furnished by the Adviser relating to the costs and profitability of the Adviser from its relationship with the Predecessor Fund (the "Profitability Analysis"). After reviewing the information contained in the Profitability Analysis, the Board noted that, given the overall performance of Predecessor Fund and the quality of services provided, the profitability of the Adviser with respect to the Predecessor Fund seemed reasonable. The Board determined that the Adviser's expected profitability with respect to the Fund also seemed reasonable, given: (i) the substantially identical nature of the proposed services to be provided to the Fund; and (ii) the similar costs of the services to be provided.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. Because the Fund was newly formed and the eventual aggregate amount of the Funds' assets was uncertain, the Adviser was not able to provide the Managers with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Managers determined that they would revisit the issue after the initial two-year term of the Advisory Agreement.

CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including proposed fees and expenses, were fair and reasonable in light of the nature, extent and quality of services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present in person at the September 8, 2008 meeting, including a majority of the Independent Managers, approved the Advisory Agreement for the initial two-year term.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                 Managers and Officers of the Fund (unaudited)
                              as of March 31, 2009

                                                                                      NUMBER
                               TERM OF                                               OF FUNDS
                               OFFICE                                                 IN FUND
                                 AND                                                  COMPLEX             OTHER
     NAME, AGE, AND            LENGTH                                                OVERSEEN         DIRECTORSHIPS
     POSITION WITH             OF TIME                PRINCIPAL OCCUPATION              BY               HELD BY
        THE FUND               SERVED                  DURING PAST 5 YEARS            MANAGER           MANAGERS
------------------------  ----------------  ---------------------------------------  --------  --------------------------
                                                   DISINTERESTED MANAGERS

Charles S. Crow, III, 59  Indefinite/Since  Mr. Crow has been a partner of the law       6     Member of the Board of
Manager                   September 2008    firm of Crow & Associates since 1981.              Directors of 1st
                                                                                               Constitution Bank;
                                                                                               Member of the Board of
                                                                                               Trustees of Centurion
                                                                                               Ministries, Inc.

Richard B. Gross, 61      Indefinite/Since  Mr. Gross is the co-founder, Co-             6     Member of the Board of
Manager                   September 2008    President and Chief Legal Officer of               Trustees of Randall's
                                            GoldenRich Films, LLC (2001 - present).            Island Sports Foundation
                                            From 1998 through 2001 he served as
                                            Managing Director and General Counsel
                                            of U.S. Trust Corporation.

David C. Reed, 58         Indefinite/Since  Mr. Reed is the Chief Executive Officer,     6     Member of the Board of
Manager                   September 2008    principal owner and co-founder of                  Directors of 1st
                                            Mapleton Nurseries (1998 - present)                Constitution Bank
                                            and  is the Managing Director of Reed &
                                            Company (1995 - present).

                                                   INTERESTED MANAGER*

Timothy J. Stewart, 34    Indefinite/       Mr. Stewart is the Director of               6                 N/A
Manager, President and    Since             Operations and a Managing Director of
Chief Executive Officer   September 2008    the Robeco- Sage division of Robeco
                                            Investment Management, Inc.
                                            (2003 - present).(1) From 2000 through
                                            2003, Mr. Stewart was an Analyst at
                                            Robeco-Sage Capital Management, L.L.C.

----------
* Manager who is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

1 Prior to January 1, 2007, Mr. Stewart served as the Director of Operations and a Managing Director of Robeco-Sage Capital Management, L.L.C.

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.
                 Managers and Officers of the Fund (unaudited)
                              as of March 31, 2009


                                                                                      NUMBER
                               TERM OF                                               OF FUNDS
                               OFFICE                                                 IN FUND
                                 AND                                                  COMPLEX             OTHER
     NAME, AGE, AND            LENGTH                                                OVERSEEN         DIRECTORSHIPS
     POSITION WITH             OF TIME                PRINCIPAL OCCUPATION              BY               HELD BY
        THE FUND               SERVED                  DURING PAST 5 YEARS            MANAGER           MANAGERS
------------------------  ----------------  ---------------------------------------  --------  --------------------------
                                              OFFICERS WHO ARE NOT MANAGERS

Matthew J. Davis, 43      Indefinite/Since  Mr. Davis is Senior Managing Director       N/A                N/A
Chief Financial Officer   September 2008    and Chief Financial Officer of the
                                            Adviser (July 1, 2008-present). He is
                                            also the Chief Financial Officer of
                                            Robeco Securities (June 2005-present).
                                            From June 2005 to June 2008, Mr. Davis
                                            served as Managing Director and
                                            Controller of the Adviser. From 2002
                                            through 2005, he served as Controller
                                            of Lazard Freres and Co. LLC.

James Noone, 41           Indefinite/Since  Mr. Noone is a Senior Compliance            N/A                N/A
Chief Compliance          September 2008    Manager at the Adviser (July 2008 -
Officer                                     present). From 2005 to 2008, he served
                                            as Senior Vice President and Associate
                                            Counsel for the Adviser. From 1998 to
                                            2005, Mr. Noone served as in-house
                                            counsel to Deutsche Asset Management
                                            and certain of its predecessor
                                            entities.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. For the fiscal year ended March 31, 2009, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of this code of ethics is filed with this form N-CSR under Item 12 (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is David Reed. Mr. Reed is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Anchin, Block & Anchin LLP ("Anchin") related to Robeco-Sage Multi-Strategy Fund, L.L.C. (the "Fund").

Anchin billed the Fund aggregate fees for services rendered to the Fund for the last two fiscal years as follows:

                                                2009                                                      2008
                         ---------------------------------------------------   -----------------------------------------------------
                                           All fees and     All other fees                                           All other fees
                                            services to    and services to     All fees and                          and services to
                           All fees and      service      service affiliates    services to       All fees and           service
                         services to the    affiliates       that did not        the Fund      services to service   affiliates that
                          Fund that were     that were         require           that were       affiliates that     did not require
                           pre-approved    pre-approved      pre-approval      pre-approved    were pre-approved      pre-approval
                         --------------    ------------   ------------------   ------------   --------------------   ---------------
(a) Audit Fees(1)            $25,000            N/A              N/A              $35,000             N/A                  N/A
(b) Audit-Related Fees       $ 5,000            N/A              N/A              $     0             N/A                  N/A
(c) Tax Fees                 $55,000            N/A              N/A              $30,000             N/A                  N/A
(d) All Other Fees(2)        $     0            N/A              N/A              $     0             N/A                  N/A

Notes:

(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2) Non-audit fees include amounts related to services provided in order to provide auditor consents for audits to be included in subsequent filings.

(e)(1) The registrant's Audit Committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant and, as required, non-audit services to service affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

(e)(2) Percentage of fees billed by Anchin applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(f)  Not applicable.

(g) The amount of non-audit fees that were billed by Anchin for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2009, were $0 and $0, respectively.

     The amount of non-audit fees that were billed by Anchin for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2008, were $0 and $0, respectively.

(h) The registrant's Audit Committee has considered whether the provision of non-audit services that may be rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Robeco-Sage division of Robeco Investment Management, Inc. (the "Adviser") provides investment advisory services to private investment funds, whose investment program primarily involves investing fund assets in private investment funds (each, a "Fund" and collectively, the "Funds"). The Adviser has authority to vote proxies relating to, or give approval/consent to amendments proposed by, such Funds.

The Securities and Exchange Commission (the "SEC") has adopted Rule 206(4)-6 under the Investment Advisers Act. Under this rule, registered investment advisers that exercise voting authority over client securities are required to implement proxy voting policies and describe those policies to their clients.

The Investment Committee is responsible for making all proxy voting decisions in accordance with these proxy voting policy and procedures (the "Policies"). The Head of Operations & Administration is responsible for the actual voting of all proxies in a timely manner, while the Compliance Committee is responsible for monitoring the effectiveness of the Policies. (See Section IV. "Procedures for Proxies".)

The Policies attempt to generalize a complex subject. The Adviser may, from time to time, determine that it is in the best interests of its fund to depart from specific policies described herein. The rationale for any such departure will be memorialized in writing by the Compliance Committee.

I.   GENERAL POLICY

The general policy is to vote proxy proposals, amendments, consents or resolutions relating to Funds (collectively, "proxies") in a manner that serves the best interests of the fund managed by the Adviser, as determined by the Adviser in its discretion, taking into account relevant factors, including:

     -    the impact on the value of the returns of the Fund;

     -    the attraction of additional capital to the Fund;

     - alignment of Management's (as defined below) interests with Fund Owners' (as defined below) interests, including establishing appropriate incentives for Management;

     -    the costs associated with the proxy;

     -    impact on redemption or withdrawal rights;

     -    the continued or increased availability of portfolio information; and

     -    industry and business practices.

II.  SPECIFIC POLICIES

     A.   Routine Matters

     Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the Fund; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the Fund; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the Fund.

     For routine matters, the Adviser will vote in accordance with the recommendation of the Fund's management, directors, general partners, managing members or trustees (collectively, the "Management"), as applicable, unless, in the Adviser's opinion, such recommendation is not in the best interests of the fund.

     The Adviser will generally vote for the following proposals:

          To change capitalization, including to increase authorized common shares or to increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

          To elect or re-elect Board members.

          To appoint or elect auditors.

          To set time and location of annual meeting.

          To establish a master/feeder structure without a significant increase in fees or expenses.

          To change the fiscal year or term of the Fund.

          To change the name of the Fund.

     B.   Non-Routine Matters

     Non-routine matters involve a variety of issues and may be proposed by Management or beneficial owners of a Fund (i.e., shareholders, members, partners, etc. (collectively, the "Owners")). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the Fund; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the Fund; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of formation applicable to the Fund.

          1. Structure, Management and Investment Authority

          On a case-by-case basis, the Adviser will decide the following matters, taking into account these Policies and factors relevant to each proxy, as discussed below.

          a. Approval or Renewal of Investment Advisory Agreements

               i. proposed and current fee schedules

               ii. performance history of the Fund

               iii. continuation of management talent

               iv. alignment of interests between Management and Owners

          b. Termination or Liquidation of the Fund

               i. terms of liquidation

               ii. past performance of the Fund

               iii. strategies employed to save the Fund

          c. Increases in Fees or Expenses

               i. comparison to industry standards

               ii. potential impact on the value of the returns of the Fund

               iii. retention of management talent

          2. Share Classes and Voting Rights

          Unless exceptional circumstances exist, the Adviser will vote against the following proposals:

          a. To establish a class or classes with terms that may disadvantage other classes.

          b. To introduce unequal voting rights.

          c. To change the amendment provisions of an entity by removing investor approval requirements.

     C.   All Other Matters

     All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

     D.   Abstaining from Voting or Affirmatively Not Voting

     The Adviser will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the fund. In making such a determination, the Adviser will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g. translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. The Adviser will not abstain from voting or affirmatively decide not to vote a proxy if the fund is a plan asset fund subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended.

III. CONFLICTS OF INTEREST

     At times, conflicts may arise between the interests of the fund, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

     A. if a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies;


     B. if the Adviser believes it is in the best interests of the fund to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;


     C.   if the proxy proposal is (1) not addressed by the specific policies or
          (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interests of the fund, without taking any action described in D below, provided that such vote would be against the Adviser's own interest in the matter (i.e. against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing; and

     D.   if the proxy proposal is (1) not addressed by the specific policies or
          (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; (b) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the fund, as applicable; (c) inform the investors in a fund of the conflict of interest and obtain consent (majority consent in the case of a fund) to vote the proxy as recommended by the Adviser; or (d) obtain approval of the decision from the Adviser's Compliance Committee.

IV.  PROCEDURES FOR PROXIES

     The Investment Committee will be responsible for determining whether each proxy is for a "routine" matter or not, as described above. All proxies identified as "routine" will be voted by the Investment Committee in accordance with the Policies.

     Any proxies that are not clearly "routine" will be submitted to the Investment Committee, which will determine how to vote each such proxy by applying the Policies. Upon making a decision, the proxy will be executed and returned to the Head of Operations & Administration for submission to the company. Upon receipt of an executed proxy, the Head of Operations & Administration will update the fund's proxy voting record. The Head of Operations & Administration is responsible for the actual voting of all proxies in a timely manner. The Compliance Committee is responsible for monitoring the effectiveness of the Policies.

     In the event the Adviser determines that the fund should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The Head of Operations & Administration will execute the proxy in accordance with such third party's or committee's decision.

V.   RECORD OF PROXY VOTING

     The Head of Operations & Administration will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

     The Head of Operations & Administration will also maintain records relating to each proxy, including (i) the determination as to whether the proxy was routine or not; (ii) the voting decision with regard to each proxy; and
     (iii) any documents created by the Investment Committee, or others, that were material to making the voting decision.

     The Adviser will maintain a record of each written request from an investor in a fund for proxy voting information and the Adviser's written response to any request (oral or written) from an investor in a fund for proxy voting information.

     The Head of Operations & Administration will maintain such records in its offices for two years and for an additional three years in an easily accessible place.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Portfolio Managers

The day-to-day management of the Fund's portfolio is the responsibility of Paul
S. Platkin, the Chief Investment Officer of the Robeco-Sage division of the Adviser, and Darren S. Wolf, a Vice President of the Robeco-Sage division of the Adviser. Investment decisions for the Fund are made with the oversight of the Adviser's Investment Committee, comprised of Michael Abbott, Glenn Sloat, Mr. Platkin and Mr. Wolf.

MICHAEL ABBOTT, Chief Executive Officer and Managing Director of the Robeco-Sage division of the Adviser. Mr. Abbott spent six years with Goldman Sachs in various leadership roles for the Goldman Sachs' convertibles and structured products groups before leaving in 2002 to found Elysium Capital Group, a macro discretionary hedge fund specializing in foreign exchange. His experience also includes positions with O'Connor Partners and Swiss Bank Corporation where he had leadership roles in developing business in equity and equity-linked capital markets, and syndicate and corporate derivatives. A native of London, Mr. Abbott holds a Bachelor of Laws from Kings College London University, and spent the early part of his career as a member of the London Metropolitan Police force.

Mr. Abbott is a member of the Investment Committee, which is responsible for choosing investment managers based on overall portfolio fit.

PAUL S. PLATKIN, CFA, Chief Investment Officer and Managing Director of the Robeco-Sage division of the Adviser. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending 9 years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Mr. Platkin is a member of the Investment Committee. Mr. Platkin also oversees the on-site due diligence, monitoring of investment managers and portfolio construction.

DARREN S. WOLF, CFA, Vice President of the Robeco-Sage division of the Adviser. Mr. Wolf was hired by Robeco-Sage in June 2001 as a member of the analytical team. Mr. Wolf is a graduate of Yeshiva University's Syms School of Business where he studied Finance and advanced work in Management Information Systems. Mr. Wolf earned his CFA Charter in 2005 and is a member of the New York Society of Security Analysts (NYSSA). He has six years of investment experience.

Mr. Wolf is a member of the Investment Committee. Mr. Wolf acts as a senior analyst and has responsibilities for on-site due diligence, monitoring of investment managers and portfolio construction.

GLENN SLOAT, Director of Operational Due Diligence and Vice President of the Robeco-Sage division of the Adviser. Mr. Sloat joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm's dedicated operational due diligence analyst. Prior to joining Robeco-Sage, Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company where he became an Assistant Vice President in the firm's Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University's Stern School of Business.

Mr. Sloat is a member of the Investment Committee.

(a)(2) Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2009.

                           REGISTERED INVESTMENT      POOLED INVESTMENT          OTHER ACCOUNTS
                            COMPANIES MANAGED BY     VEHICLES MANAGED BY           MANAGED BY
                           THE PORTFOLIO MANAGER    THE PORTFOLIO MANAGER    THE PORTFOLIO MANAGER
NAME OF FUND'S PORTFOLIO   ---------------------   -----------------------   ---------------------
MANAGER                    NUMBER   TOTAL ASSETS   NUMBER    TOTAL ASSETS    NUMBER   TOTAL ASSETS
------------------------   ------   ------------   ------   --------------   ------   ------------
Michael Abbott               7      $173,469,000     8      $1,169,382,000     N/A         N/A
Paul S. Platkin              7      $173,469,000     8      $1,169,382,000     N/A         N/A
Darren S. Wolf               7      $173,469,000     8      $1,169,382,000     N/A         N/A
Glenn Sloat                  7      $173,469,000     8      $1,169,382,000     N/A         N/A

                       REGISTERED INVESTMENT           POOLED INVESTMENT
                      COMPANIES MANAGED BY THE          VEHICLES MANAGED           OTHER ACCOUNTS MANAGED
                         PORTFOLIO MANAGER          BY THE PORTFOLIO MANAGER      BY THE PORTFOLIO MANAGER
                    ---------------------------   ---------------------------   ---------------------------
                                   TOTAL ASSETS                  TOTAL ASSETS                  TOTAL ASSETS
                     NUMBER WITH       WITH        NUMBER WITH       WITH        NUMBER WITH       WITH
NAME OF FUND'S      PERFORMANCE-   PERFORMANCE-   PERFORMANCE-   PERFORMANCE-   PERFORMANCE-   PERFORMANCE-
PORTFOLIO MANAGER    BASED FEES     BASED FEES     BASED FEES     BASED FEES     BASED FEES     BASED FEES
-----------------   ------------   ------------   ------------   ------------   ------------   ------------
Michael Abbott            1         $31,849,000         4        $149,696,000        N/A            N/A
Paul S. Platkin           1         $31,849,000         4        $149,696,000        N/A            N/A
Darren S. Wolf            1         $31,849,000         4        $149,696,000        N/A            N/A
Glenn Sloat               1         $31,849,000         4        $149,696,000        N/A            N/A

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. The portfolio managers may manage other accounts with investment strategies similar to the Fund, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

The Adviser is also the investment manager for other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") as the Fund. As a result, the Other Vehicles may compete with the Fund for appropriate investment opportunities. As a general matter, the Adviser will consider participation by the Fund in all appropriate investment opportunities that are under consideration by the Adviser for the Other Vehicles. The Adviser will evaluate for the Fund and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund or the Other Vehicles at a particular time. Because these considerations may differ for the Fund and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Fund and each of the Other Vehicles will differ. The Adviser will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation

Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Fund or any other fund managed by the Adviser during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by the senior management of the Adviser. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the Adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from the Adviser into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with the Adviser.

(a)(4) Fund Ownership

The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of March 31, 2009.

PORTFOLIO MANAGER   DOLLAR RANGE
-----------------   ------------
Michael Abbott          None
Paul S. Platkin         None
Darren S. Wolf          None
Glenn Sloat             None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Robeco-Sage Multi-Strategy Fund, L.L.C.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: June 8, 2009


By (Signature and Title)*               /s/ Matthew J. Davis
                                        ----------------------------------------
                                        Matthew J. Davis
                                        Chief Financial Officer

Date: June 8, 2009

* Print the name and title of each signing officer under his or her signature.